Taxes on Income	12 Months Ended
Dec. 31, 2018
Taxes On Income
TAXES ON INCOME

NOTE 15:-	TAXES ON INCOME

a.	Tax rates applicable to the Group:

Therapix incorporated in Israel:

Presented hereunder are the tax rates relevant to the Company in the years 2016 - 2018:

The Israeli statutory corporate tax rate and real capital gains were 23% in 2018, 24% in 2017 and 25% in 2016.

In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2017, which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.

THR incorporated in the U.S.

On December 22, 2017, the U.S. Tax Cuts and Jobs Act (the "TCJA") was signed into law, permanently lowering the corporate federal income tax rate from 35% to 21%, effective January 1, 2018. THR is subject to U.S. Federal tax and State income tax where THR operates (mainly in the state of Tennessee). The weighted tax rate in 2018 was 27.5%.

The change in the tax rate had no effect on the financial statements in 2018.

b.	Tax assessments:

The assessments of the Company are deemed final through the 2013 tax year. However, as of December 31, 2018, THR has no final tax assessments.

c.	Carryforward tax losses and other temporary differences:

Therapix and THR both have accumulated tax losses since their inceptions.

As of December 31, 2018, Therapix's net carryforward tax losses are expected to grow to approximately $34 million ($30 million as of December 31, 2017). In addition, as of December 31, 2018, THR's net carryforward tax losses are expected to be approximately $2.5 million.

Therapix and THR are not expected to be profitable for tax purposes for tax year 2018.